Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of Basic earnings per share
(a)
Basic earnings per share is calculated by dividing the profit attributable to owners of the Group by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Group.

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Profit attributable to owners of the Company	13,619,928	13,332,431	12,354,114
Weighted average number of ordinary shares in issue	1,076,869,344	1,086,698,914	1,104,155,407

Basic earnings per share (in RMB)	12.65	12.27	11.19

Basic earnings per ADS (in RMB)			5.59

Summary of Diluted earnings per share

(b)
For the year ended December 31, 2020, potential ordinary shares issuable upon conversion of optionally convertible promissory notes were not included in the calculation of diluted earnings per share, as its effect would have been anti-dilutive. Convertible promissory note is included in the computation of diluted earnings as its effect would have been dilutive for the year ended December 31, 2020.

	Year ended December 31,
	2018	2019	2020

	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	13,619,928	13,332,431	12,354,114
Interest expense on convertible instruments, net of tax	—	—	147,293

Net profit used to determine diluted earnings per share	13,619,928	13,332,431	12,501,407

Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue	1,076,869,344	1,086,698,914	1,104,155,407
Adjustments for:
Assumed conversion of convertible instruments	—	—	21,873,817

Weighted average number of ordinary share for diluted earnings per share	1,076,869,344	1,086,698,914	1,126,029,224

Diluted earnings per share (in RMB)	12.65	12.27	11.10

Diluted earnings per ADS (in RMB)			5.55